Deferred purchase price - Movement (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Deferred purchase price
Opening balance	$ 7,619,581	$ 3,618,902
Acquisitions		36,507,949
Change in fair value	(876,610)	(31,844,346)
Issuance of shares	(306,936)	(662,924)
Settlements	(5,377,829)
Ending balance	$ 1,058,206	$ 7,619,581